Net Loss per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net Loss per Share
15.
Net Loss per Share

Basic net loss per share is calculated by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period and excludes any dilutive effects of stock-based awards and warrants. Diluted net loss per share attributable to common stockholders is computed giving effect to all potentially dilutive common shares, including common stock issuable upon exercise of stock options and warrants. Dilutive securities are not included in the computation of net loss per share when the impact would be anti-dilutive.

Securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows (in shares):

	Three Months Ended September 30,		For the Nine Months Ended September 30,
	2024	2023	2024	2023
Options to purchase common stock	217,575	84,058	217,575	84,058
Warrants to purchase common stock	259,817	266,957	259,817	266,957
Preferred investment options	823,618	1,489,952	823,618	1,489,952
Total	1,301,010	1,840,967	1,301,010	1,840,967

Note 18. Net Loss per Share

Basic net loss per share is calculated by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period and excludes any dilutive effects of stock-based awards, warrants and options. Diluted net loss per share attributable to common stockholders is computed giving effect to all potentially dilutive common shares, including common stock issuable upon exercise of stock options and warrants. Dilutive securities are not included in the computation of net loss per share when the impact would be anti-dilutive.

Securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows (in shares):

	Year Ended December 31,
	2023	2022
Options to purchase common stock	80,078	60,002
Warrants to purchase common stock	266,957	285,757
Preferred investment options	1,489,952	123,967
Total	1,836,987	469,726